Accounts and Other Receivables (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Accounts Payable and Accrued Liabilities
Trade accounts receivable	$ 49,462	$ 57,298
Allowance for doubtful accounts	(10,708)	(22,468)
Accounts and other receivables	$ 38,754	$ 34,830